Related Parties Balances and Transactions (Details Textual) - USD ($)			2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	May 26, 2017	Jan. 26, 2017	Sep. 30, 2015	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2016
Related Parties Balances and Transactions (Textual)
Amount received from BioFirst Corporation			$ 22,517	$ 953,000			$ 953,000		$ 6,500,000
Due to shareholder, YuanGene Corporation			46,586						0
Interest expense				28,500		$ 3,753	47,500	$ 3,753	10,170
Accrued interest							9,500		0
Payment to LionGene Corporation for consulting service					$ 70,000
Co-development agreement [Member]
Related Parties Balances and Transactions (Textual)
Description of payment settlement schedule	The Company entered into a co-development agreement (the "Co-Dev Agreement") with Rgene Corporation, a shareholder of the Company, to co-develop and commercialize certain products that are included in the Sixth Product as defined in the Addendum with Biolite. Per the payment term, $90,000 which is 3% of the total agreement of $3,000,000 to be paid by Rgene, was received upon signing of the agreement by both parties.
BioFirst Corporation [Member]
Related Parties Balances and Transactions (Textual)
Amount received from BioFirst Corporation				$ 950,000			$ 950,000
BioFirst Corporation [Member] | Loan Agreement [Member]
Related Parties Balances and Transactions (Textual)
Amount received from BioFirst Corporation		$ 950,000
Loan bears interest terms		Loan bears interest at 1% per month (or equivalent to 12% per annum) and the Company is required to remit the interest payment monthly to the lender.
Loan maturity date		Feb. 01, 2018